Net Loss Per Share (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Net Loss Per Share [Abstract]
Schedule of Computation of Basic and Diluted Income (Loss) Per Share
	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Basic and diluted:
Net loss	$ (2,840)	$ (22,916)	$ (6,196)	$ (82,707)
Basic weighted-average number of common shares outstanding	67,567,724	94,596,519	69,857,468	82,677,824
Diluted weighted-average number of common shares outstanding	67,567,724	94,596,519	69,857,468	82,677,824
Basic loss per share	$ (0.04)	$ (0.24)	$ (0.09)	$ (1.00)
Diluted loss per share	$ (0.04)	$ (0.24)	$ (0.09)	$ (1.00)

The table below sets forth the computation of basic and diluted loss per share (in thousands, except per share amounts):
	Years Ended December 31,
	2019	2020
Basic and diluted:
Net loss	$(13,495)	$(15,924)
Weighted-average number of common shares outstanding	62,043	68,811
Basic and diluted loss per share	$(0.22)	$(0.23)

Schedule of Antidilutive Securities Excluded from Computation of Diluted Net Income Per Share	The following potentially dilutive securities were excluded (in thousands):
	As of September 30,
	2020	2021
Shares of common stock issuable under stock option plans outstanding	8,566	9,610
Shares of common stock issuable upon vesting of restricted stock awards	13,622	5,598
Potential common shares excluded from diluted net loss per share	22,188	15,208
The following potentially dilutive securities were excluded (in thousands):
	As of December 31,
	2019	2020
Shares of common stock issuable under stock option plans outstanding	8,082	8,525
Shares of common stock issuable upon vesting of restricted stock awards	5,249	14,122
Potential common shares excluded from diluted net loss per share	13,331	22,647